Risk management - Reconciliation of model (reportable) ECL to total ECL (Details) - Accumulated impairment - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line Items]
Financial assets	€ 6,117	€ 5,839
Expected credit losses collectively assessed
Disclosure of financial assets [line Items]
Financial assets	2,919	2,856
Expected credit losses individually assessed
Disclosure of financial assets [line Items]
Financial assets	2,783	2,406
Expected credit losses from management adjustments
Disclosure of financial assets [line Items]
Financial assets	€ 415	€ 577